Inventory	12 Months Ended
Dec. 31, 2020
Inventory
Inventory

5     Inventory

	2020	2019
	$	$

Finished goods	3,573	1,836
Raw materials	1,774	1,850
Inventory provision	(16)	(18)
Total inventory	5,331	3,668

During the year ended December 31, 2020, $3,610 (2019 - $1,756) of inventory was recognized in cost of sales. The Company decreased its inventory provision by $2 during the year ended December 31, 2020 (2019 – $26). There were no other inventory writedowns charged to cost of sales during the year ended December 31, 2020.